Organization and Principal Activities (Details) - HKD ($)	Mar. 01, 2023	Dec. 11, 2019	Dec. 09, 2019	Nov. 21, 2019
Organization and Principal Activities [Line Items]
Equity interest	10.00%
Investments at a consideration (in Dollars)	$ 1,000
SU Investment [Member]
Organization and Principal Activities [Line Items]
Ownership percentage	100.00%			100.00%
Shine Union [Member]
Organization and Principal Activities [Line Items]
Ownership percentage		100.00%
Fortune Jet [Member]
Organization and Principal Activities [Line Items]
Ownership percentage			90.00%